UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2012 to January 31, 2013

Item 1:           Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

January 31, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (115.3%)
Aerospace & Defense (0.6%)
$1,467	Ducommun, Inc., Global Company Guaranteed Notes (Callable 07/15/15 @ 104.88)	(B-, B3)	07/15/18	9.750	$1,617,368

Airlines (0.3%)
750	Continental Airlines 2012-3 Class C Pass Thru Certificates‡	(B+, B1)	04/29/18	6.125	746,250

Auto Parts & Equipment (7.1%)
2,990	Affinia Group, Inc., Global Company Guaranteed Notes	(CCC+, B3)	11/30/14	9.000	3,004,980
1,000	Affinia Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/13 @ 105.38)‡	(B+, B1)	08/15/16	10.750	1,087,500
900	IDQ Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/14 @ 108.63)‡	(B, B3)	04/01/17	11.500	987,750
675	Lear Corp., Company Guaranteed Notes (Callable 03/15/15 @ 104.06)	(BB, Ba2)	03/15/20	8.125	757,687
1,929	Mark IV USA SCA, Rule 144A, Senior Secured Notes (Callable 12/15/13 @ 106.66)€ ‡	(BB-, Ba3)	12/15/17	8.875	2,843,259
850	Meritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ 105.31)§	(B-, B3)	03/15/18	10.625	907,375
1,000	Schaeffler Finance BV, Rule 144A, Senior Secured Notes‡	(B+, Ba3)	02/15/17	7.750	1,135,000
2,000	Schaeffler Finance BV, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 106.38)‡	(B+, Ba3)	02/15/19	8.500	2,277,500
2,700	Stoneridge, Inc., Rule 144A, Secured Notes (Callable 10/15/14 @ 104.75)‡	(BB-, B2)	10/15/17	9.500	2,902,500
1,000	Tomkins, Inc., Global Secured Notes (Callable 10/01/14 @ 104.50)	(BB-, B1)	10/01/18	9.000	1,121,250
3,750	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)	(CCC+, B3)	02/15/19	8.625	3,825,000
					20,849,801

Building & Construction (0.4%)
741	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ 105.50)+ ‡ #	(NR, NR)	06/30/15	11.000	829,920
600	K Hovnanian Enterprises, Inc., Global Senior Secured Notes	(CCC, B3)	11/01/21	2.000	438,000
					1,267,920

Building Materials (3.1%)
2,550	Euramax International, Inc., Global Senior Secured Notes (Callable 04/01/13 @ 107.13)	(B-, Caa2)	04/01/16	9.500	2,486,250
3,000	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(B+, B2)	04/01/19	7.625	3,247,500
1,850	International Wire Group Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/15 @ 104.25)‡	(B, B3)	10/15/17	8.500	1,905,500
1,000	Xefin Lux SCA, Rule 144A, Senior Secured Notes (Callable 06/01/14 @ 106.00)€ ‡	(B+, Ba3)	06/01/18	8.000	1,476,172
					9,115,422

Chemicals (5.9%)
1,900	Ferro Corp., Senior Unsecured Notes (Callable 08/15/14 @ 103.94)	(B-, B1)	08/15/18	7.875	1,871,500
500	Hexion Nova Scotia Finance ULC, Global Secured Notes (Callable 11/15/15 @ 104.50)	(CCC+, NR)	11/15/20	9.000	467,500
250	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 102.00)€ ‡ #	(B+, B1)	02/15/19	7.250	359,711
700	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 106.28)‡	(B+, B1)	02/15/19	8.375	769,125
400	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ 104.50)‡	(B+, B1)	05/15/15	9.000	426,000
1,675	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/13 @ 101.42)‡ §	(CCC+, Caa1)	02/15/16	8.500	1,695,938
1,000	JM Huber Corp., Rule 144A, Senior Notes (Callable 11/01/15 @ 104.94)‡	(BB-, B2)	11/01/19	9.875	1,125,000
2,000	Momentive Performance Materials, Inc., Global Secured Notes (Callable 01/15/16 @ 104.50)§	(CC, Caa1)	01/15/21	9.000	1,560,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Chemicals
$2,067	OXEA Finance & Cy SCA, Rule 144A, Senior Secured Notes (Callable 07/15/13 @ 107.13)‡	(B+, B2)	07/15/17	9.500	$2,268,533
1,320	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes‡	(CCC+, NR)	05/08/17	11.000	1,029,393
750	Styrolution GmbH, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ 105.72)€ ‡	(B+, B2)	05/15/16	7.625	1,040,955
2,500	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31)‡	(B-, Caa1)	03/31/20	9.750	2,762,500
500	TPC Group, Inc., Rule 144A, Secured Notes (Callable 12/15/16 @ 104.38)‡	(B, B3)	12/15/20	8.750	506,250
1,400	US Coatings Acquisition, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/04/16 @ 105.53)‡	(B-, Caa1)	05/01/21	7.375	1,447,250
					17,329,655

Consumer Products (2.9%)
2,400	Alphabet Holding Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/13 @ 103.00)‡	(B-, Caa1)	11/01/17	7.750	2,490,000
2,000	NBTY, Inc., Global Company Guaranteed Notes (Callable 10/01/14 @ 104.50)	(B, B3)	10/01/18	9.000	2,285,000
2,375	Prestige Brands, Inc., Global Senior Secured Notes (Callable 04/01/14 @ 104.13)	(BB-, Ba3)	04/01/18	8.250	2,618,437
950	Wells Enterprises, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/16 @ 105.06)‡	(B+, B2)	02/01/20	6.750	988,000
					8,381,437

Consumer/Commercial/Lease Financing (2.9%)
1,500	Cabot Financial Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)‡ £	(BB, B1)	10/01/19	10.375	2,639,773
900	CNG Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/16 @ 104.69)‡	(B, B3)	05/15/20	9.375	913,500
1,000	Milestone Aviation Group LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 104.31)‡	(NR, NR)	12/15/17	8.625	1,045,000
650	NESCO Holding Corp., Rule 144A, Secured Notes (Callable 04/15/14 @ 110.00)‡	(B-, Caa1)	04/15/17	11.750	711,750
650	PFG Finance Corp., Rule 144A, Senior Notes (Callable 02/15/15 @ 105.06)‡	(B, B2)	02/15/19	10.125	695,500
2,300	PFG Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 105.13)‡	(BB, Ba3)	04/15/17	10.250	2,581,750
					8,587,273

Discount Stores (0.9%)
2,200	99 Cents Only Stores, Global Company Guaranteed Notes (Callable 12/15/14 @ 108.25)	(CCC+, Caa1)	12/15/19	11.000	2,532,750

Diversified Capital Goods (1.8%)
1,000	AM Castle & Co., Global Secured Notes (Callable 12/15/14 @ 106.38)	(B+, B3)	12/15/16	12.750	1,185,000
1,925	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 02/15/14 @ 104.50)	(B, B3)	02/15/18	9.000	2,098,250
1,163	FCC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/13 @ 105.00)‡	(CCC+, Caa3)	12/15/15	13.000	994,297
823	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.38)	(NR, B2)	09/01/20	8.750	940,277
					5,217,824

Electric - Generation (0.4%)
2,925	TCEH Finance, Inc., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/13 @ 100.00)	(D, Ca)	11/01/15	10.250	877,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Electric - Generation
$1,175	TCEH Finance, Inc., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/13 @ 100.00)	(D, Ca)	11/01/15	10.250	$340,750
					1,218,250

Electronics (1.7%)
1,500	CPI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.00)	(CCC+, B3)	02/15/18	8.000	1,507,500
928	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ 105.06)‡ §	(B, B1)	03/15/18	10.125	1,030,080
1,000	MEMC Electronic Materials, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ 105.81)	(B+, Caa1)	04/01/19	7.750	895,000
1,000	Techem Energy Metering Service GmbH & Co. KG, Rule 144A, Senior Subordinated Notes (Callable 10/01/16 @ 103.94)€ ‡	(B-, B3)	10/01/20	7.875	1,465,991
					4,898,571

Energy - Exploration & Production (12.4%)
500	Comstock Resources, Inc., Company Guaranteed Notes (Callable 04/01/15 @ 103.88)	(B-, B3)	04/01/19	7.750	518,750
2,350	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ 104.19)	(B-, B3)	10/15/17	8.375	2,502,750
50	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ 104.88)	(BB, B1)	03/01/16	9.750	52,788
2,500	Energy Partners Ltd., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.13)	(B-, Caa1)	02/15/18	8.250	2,650,000
950	Energy XXI Gulf Coast, Inc., Global Company Guaranteed Notes (Callable 12/15/14 @ 104.63)	(B+, B3)	12/15/17	9.250	1,086,562
2,600	EP Energy Finance, Inc., Global Senior Unsecured Notes (Callable 05/01/16 @ 104.69)	(B, NR)	05/01/20	9.375	2,925,000
650	Everest Acquisition Finance, Inc., Global Senior Secured Notes (Callable 05/01/15 @ 103.44)	(B+, Ba3)	05/01/19	6.875	706,875
1,575	EXCO Resources, Inc., Company Guaranteed Notes (Callable 09/15/14 @ 103.75)	(CCC+, B3)	09/15/18	7.500	1,500,187
1,000	Halcon Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/16 @ 104.88)‡	(CCC+, B3)	07/15/20	9.750	1,100,000
1,000	Halcon Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/16 @ 104.44)‡	(CCC+, B3)	05/15/21	8.875	1,072,500
1,000	Kodiak Oil & Gas Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/17 @ 102.75)‡	(B-, B3)	01/15/21	5.500	1,008,750
900	Linn Energy Finance Corp., Global Company Guaranteed Notes (Callable 09/15/15 @ 103.88)	(B, B2)	02/01/21	7.750	967,500
1,800	Linn Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/15 @ 103.13)‡	(B, B2)	11/01/19	6.250	1,804,500
3,750	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/13 @ 100.00)	(B-, Caa1)	11/15/14	11.875	3,984,375
1,250	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 02/01/15 @ 103.63)	(B, B3)	02/01/19	7.250	1,362,500
1,350	PDC Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/17 @ 103.88)‡	(B-, B3)	10/15/22	7.750	1,410,750
2,250	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31)‡	(B, B1)	11/01/18	8.625	2,385,000
3,000	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)‡	(B-, B3)	11/15/19	9.750	3,022,500
800	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ 104.31)	(B-, B3)	02/01/17	8.625	868,000
475	Swift Energy Co., Company Guaranteed Notes (Callable 06/01/13 @ 102.38)	(B+, B3)	06/01/17	7.125	488,063
500	Swift Energy Co., Global Company Guaranteed Notes (Callable 03/01/17 @ 103.94)	(B+, B3)	03/01/22	7.875	527,500
1,000	Swift Energy Co., Rule 144A, Company Guaranteed Notes (Callable 03/01/17 @ 103.94)‡	(B+, B3)	03/01/22	7.875	1,055,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$2,000	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 06/15/15 @ 104.25)	(B, B3)	06/15/19	8.500	$2,150,000
1,000	W&T Offshore, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 104.25)‡	(NR, B3)	06/15/19	8.500	1,075,000
					36,224,850

Environmental (1.5%)
1,800	EnergySolutions LLC, Global Company Guaranteed Notes (Callable 08/15/14 @ 105.38)	(B, Caa3)	08/15/18	10.750	1,899,000
1,750	Heckmann Corp., Global Company Guaranteed Notes (Callable 04/15/15 @ 104.94)§	(B, B3)	04/15/18	9.875	1,868,125
500	Heckmann Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/15 @ 104.94)‡	(B, B3)	04/15/18	9.875	530,000
					4,297,125

Food - Wholesale (0.4%)
1,075	Del Monte Corp., Global Company Guaranteed Notes (Callable 02/15/14 @ 103.81)	(CCC+, B3)	02/15/19	7.625	1,126,063

Forestry & Paper (0.3%)
300	Lecta SA, Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 106.66)€ ‡	(B+, B1)	05/15/19	8.875	413,328
950	Stone & Webster, Inc.*	(NR, NR)	07/02/13	0.000	2,613
1,400	Verso Paper, Inc., Global Secured Notes (Callable 02/01/15 @ 104.38)§	(CCC, Caa1)	02/01/19	8.750	563,500
					979,441

Gaming (4.9%)
1,700	Affinity Gaming Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/15 @ 104.50)‡	(B, Caa1)	05/15/18	9.000	1,810,500
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes‡ ø	(NR, NR)	12/15/14	9.375	267,375
2,217	Chester Downs & Marina LLC, Rule 144A, Senior Secured Notes (Callable 02/01/16 @ 104.63)‡ §	(B+, B3)	02/01/20	9.250	2,183,745
1,043	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/13 @ 101.21)‡	(B, Caa1)	11/15/19	7.250	969,990
1,502	Chukchansi Economic Development Authority, Rule 144A, Secured Notes (Callable 05/30/16 @ 104.88)‡	(NR, Caa2)	05/30/20	9.750	904,960
1,500	Cirsa Funding Luxembourg SA, Rule 144A, Company Guaranteed Notes (Callable 05/15/14 @ 104.38)€ ‡	(B+, B3)	05/15/18	8.750	2,020,828
625	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/13 @ 100.00)‡ ø	(NR, NR)	06/15/15	10.250	1,172
1,000	Greektown Superholdings, Inc., Series A, Global Secured Notes (Callable 01/01/14 @ 103.50)	(NR, NR)	07/01/15	13.000	1,076,250
1,700	Greektown Superholdings, Inc., Series B, Global Secured Notes (Callable 01/01/14 @ 103.50)	(NR, NR)	07/01/15	13.000	1,829,625
342	Majestic Star Casino LLC, Rule 144A, Secured Notes‡	(NR, NR)	12/01/16	12.500	312,620
1,000	Rivers Pittsburgh Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ 104.75)‡	(B, B3)	06/15/19	9.500	1,085,000
670	Tropicana Finance Corp., Global Company Guaranteed Notesø ^	(NR, NR)	12/15/14	9.625	67
2,085	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/13 @ 100.00)‡	(B+, B3)	11/15/15	9.000	1,918,200
					14,380,332

Gas Distribution (1.4%)
2,200	Genesis Energy LP, Global Company Guaranteed Notes (Callable 12/15/14 @ 103.94)	(B, B2)	12/15/18	7.875	2,387,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Gas Distribution
$1,500	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/16 @ 103.25)‡	(BB-, B1)	03/01/20	6.500	$1,612,500
					3,999,500

Health Facilities (1.6%)
332	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/13 @ 100.00)	(B, Caa1)	11/01/15	9.875	343,620
700	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/16 @ 103.44)	(BB, Ba1)	05/01/21	6.875	771,750
625	Radiation Therapy Services, Inc., Global Company Guaranteed Notes (Callable 04/15/14 @ 104.94)	(CCC+, Caa2)	04/15/17	9.875	432,812
1,950	Symbion, Inc., Global Senior Secured Notes (Callable 06/15/14 @ 104.00)	(B, B2)	06/15/16	8.000	2,052,375
900	Tenet Healthcare Corp., Global Senior Secured Notes (Callable 07/01/14 @ 104.44)	(B+, B1)	07/01/19	8.875	1,019,250
					4,619,807

Health Services (2.3%)
650	Capsugel FinanceCo SCA, Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ 107.41)€ ‡	(B, Caa1)	08/01/19	9.875	990,392
1,500	Catalent Pharma Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/14 @ 103.94)‡	(B, Caa1)	10/15/18	7.875	1,522,500
675	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ 105.00)‡	(CCC, Caa2)	08/15/18	10.000	600,750
425	Service Corp. International, Senior Unsecured Notes	(BB-, Ba3)	11/15/21	8.000	521,688
2,440	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ 106.00)‡	(B, B2)	03/15/18	8.000	2,653,500
500	Universal Hospital Services, Inc., Global Secured Notes (Callable 08/15/15 @ 105.72)	(B+, B3)	08/15/20	7.625	538,750
					6,827,580

Insurance Brokerage (1.9%)
2,300	A-S Merger Sub LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 103.94)‡	(CCC, Caa2)	12/15/20	7.875	2,305,750
3,170	Hub International Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/14 @ 104.06)‡	(CCC+, Caa2)	10/15/18	8.125	3,296,800
					5,602,550

Investments & Misc. Financial Services (1.4%)
1,500	Arrow Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/01/16 @ 103.94)‡£	(BB-, B2)	03/01/20	7.875	2,357,365
1,000	Numericable Finance & Co., Rule 144A, Secured Notes (Callable 02/15/16 @ 106.19)€ ‡	(B, B2)	02/15/19	12.375	1,571,190
					3,928,555

Leisure (1.4%)
1,650	Magnum Management Corp., Global Company Guaranteed Notes (Callable 08/01/14 @ $104.56)	(B, B2)	08/01/18	9.125	1,856,250
2,000	Palace Entertainment Holdings Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 104.44)‡	(B-, B2)	04/15/17	8.875	2,130,000
					3,986,250

Media - Broadcast (1.3%)
3,500	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ 104.44)	(B, B3)	04/15/17	8.875	3,876,250

Media - Cable (2.7%)
75	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	84,563
1,150	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/20	8.000	1,305,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Cable
$1,925	CCO Holdings Capital Corp., Global Company Guaranteed Notes (Callable 04/30/15 @ 104.06)	(BB-, B1)	04/30/20	8.125	$2,170,437
525	CSC Holdings LLC, Global Senior Unsecured Notes	(BB+, Ba3)	02/15/19	8.625	633,937
1,500	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba2)	09/01/19	7.875	1,781,250
1,000	Harron Finance Corp., Rule 144A, Senior Notes (Callable 04/01/16 @ 104.56)‡	(B-, Caa1)	04/01/20	9.125	1,102,500
600	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 103.75)‡	(BB-, Ba3)	03/15/19	7.500	658,500
					7,736,437

Media - Diversified (1.4%)
2,800	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)‡	(BB-, Ba3)	02/01/20	7.250	3,024,000
600	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	669,000
326	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/13 @ 101.29)	(B+, B2)	03/15/16	7.750	332,520
					4,025,520

Media - Services (1.3%)
1,000	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 03/15/15 @ 105.72)	(B, B3)	03/15/20	7.625	1,050,000
2,450	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/17 @ 103.25)‡	(B, B1)	11/15/22	6.500	2,614,500
					3,664,500

Medical Products (0.7%)
1,990	Polymer Group, Inc., Global Senior Secured Notes (Callable 02/01/15 @ 103.88)	(B, B1)	02/01/19	7.750	2,174,075

Metals & Mining - Excluding Steel (9.0%)
2,400	Boart Longyear Management Pty Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)‡	(BB-, Ba2)	04/01/21	7.000	2,496,000
2,700	Calcipar SA, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44)‡	(BB, B1)	05/01/18	6.875	2,848,500
2,350	Eldorado Gold Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/16 @ 103.06)‡	(BB, Ba3)	12/15/20	6.125	2,482,187
600	FMG Resources August 2006 Pty Ltd., Rule 144A, Company Guaranteed Notes (Callable 11/01/15 @ 104.13)‡ §	(B+, B1)	11/01/19	8.250	646,500
2,250	Global Brass & Copper, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/16 @ 104.75)‡	(B, B3)	06/01/19	9.500	2,469,375
2,100	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 06/01/16 @ 104.13)	(BB-, Ba3)	06/01/20	8.250	2,357,250
1,750	Molycorp, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/16 @ 105.00)‡ §	(CCC+, B3)	06/01/20	10.000	1,758,750
2,375	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes	(CCC+, Caa1)	05/15/15	4.524	2,273,588
225	Old AII, Inc., Global Company Guaranteed Notesø ^	(NR, NR)	12/15/14	9.000	23
1,100	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/13 @ 101.67)ø ^	(NR, NR)	12/15/16	10.000	110
1,050	Penn Virginia Resource Finance Corp II, Rule 144A, Company Guaranteed Notes (Callable 06/01/16 @ 104.19)‡	(B, B2)	06/01/20	8.375	1,131,375
3,000	Quadra FNX Mining Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	3,187,500
2,700	Taseko Mines Ltd., Company Guaranteed Notes (Callable 04/15/15 @ 103.88)	(B, B3)	04/15/19	7.750	2,652,750
3,100	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(CCC-, Caa3)	05/15/19	9.250	1,906,500
					26,210,408

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil Field Equipment & Services (5.5%)
$1,900	Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 106.56)‡	(B+, Caa1)	11/01/20	8.750	$1,952,250
1,691	FTS International Bonds, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ 103.56)‡	(B+, Ba3)	11/15/18	8.125	1,758,640
1,271	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/14 @ 100.00)‡	(B, B3)	01/15/16	9.500	1,309,130
300	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ 104.00)	(BB-, Ba3)	09/01/17	8.000	321,750
3,750	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ 104.56)	(B+, B1)	04/01/18	9.125	4,068,750
3,130	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/14 @ 104.94)	(B+, B2)	03/15/18	9.875	3,411,700
429	Thermon Industries, Inc., Global Secured Notes (Callable 05/01/14 @ 104.75)	(BB-, B1)	05/01/17	9.500	480,480
2,500	Trinidad Drilling, Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/15 @ 103.94)‡	(BB-, B1)	01/15/19	7.875	2,675,000
					15,977,700

Oil Refining & Marketing (2.4%)
2,600	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 04/01/13 @ 108.16)‡	(B+, Ba3)	04/01/17	10.875	2,834,000
1,250	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 11/15/15 @ 105.34)‡	(BB-, B1)	11/15/20	7.125	1,318,750
2,725	PBF Finance Corp., Rule 144A, Senior Secured Notes (Callable 02/15/16 @ 104.13)‡	(BB+, Ba3)	02/15/20	8.250	2,956,625
					7,109,375
Packaging (4.5%)
850	Ardagh Glass Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/13 @ 102.38)€ ‡	(CCC+, B3)	06/15/17	7.125	1,176,865
500	Ardagh MP Holdings USA, Inc., Rule 144A, Senior Secured Notes (Callable 11/15/17 @ 102.50) €‡	(B+, Ba3)	11/15/22	5.000	670,216
700	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.63)€ ‡	(CCC+, B3)	10/15/20	9.250	1,026,384
450	Ardagh Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ 103.69)€ ‡	(B+, Ba3)	10/15/17	7.375	656,642
1,850	Berry Plastics Corp., Global Senior Secured Notes#	(B+, B1)	02/15/15	5.054	1,856,938
525	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/13 @ 102.06)	(B+, B1)	11/15/15	8.250	549,937
500	BOE Merger Corp., Rule 144A, Senior Unsecured Notes (Callable 06/15/14 @ 104.75)‡	(NR, Caa1)	11/01/17	9.500	522,500
1,500	BWAY Holding Co., Global Company Guaranteed Notes (Callable 06/15/14 @ 105.00)	(CCC+, B3)	06/15/18	10.000	1,683,750
1,435	Clondalkin Acquisition BV, Rule 144A, Secured Notes‡ #	(B-, B2)	12/15/13	2.308	1,391,950
2,475	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 10/15/14 @ 104.50)	(CCC+, Caa2)	04/15/19	9.000	2,623,500
300	Reynolds Group Issuer LLC, Global Senior Secured Notes (Callable 10/15/14 @ 103.56)	(B+, B1)	04/15/19	7.125	321,750
500	Sealed Air Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/16 @ 104.19)‡	(BB-, B1)	09/15/21	8.375	576,250
					13,056,682

Pharmaceuticals (1.3%)
1,000	ConvaTec Healthcare E SA, Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ 105.25)‡	(B, Caa1)	12/15/18	10.500	1,115,000
1,000	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 02/15/16 @ 103.38)‡	(BB-, B1)	08/15/21	6.750	1,052,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Pharmaceuticals
$1,500	Warner Chilcott Finance LLC, Global Company Guaranteed Notes (Callable 09/15/14 @ 103.88)	(BB-, B3)	09/15/18	7.750	$1,627,500
					3,795,000

Printing & Publishing (0.1%)
771	The Reader’s Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/13 @ 104.00)#	(CC, Caa3)	02/15/17	9.500	300,690

Real Estate Development & Management (0.4%)
1,200	Icahn Enterprises LP, Rule 144A, Company Guaranteed Notes‡ #	(NR, NR)	08/15/13	4.000	1,220,280

Real Estate Investment Trusts (1.0%)
3,050	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ 103.63)	(B+, Ba3)	04/15/19	7.250	3,042,375

Restaurants (0.7%)
1,713	CKE Restaurants, Inc., Global Secured Notes (Callable 07/15/14 @ 105.69)	(B-, B2)	07/15/18	11.375	2,004,210

Software/Services (6.5%)
3,000	Epicor Software Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.31)	(CCC+, Caa1)	05/01/19	8.625	3,247,500
2,150	First Data Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ 103.69)‡	(B+, B1)	06/15/19	7.375	2,273,625
1,500	First Data Corp., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 105.06)‡	(B+, B1)	11/01/20	6.750	1,548,750
1,000	Infor US, Inc., Global Company Guaranteed Notes (Callable 04/01/15 @ 107.50)€	(B-, Caa1)	04/01/19	10.000	1,520,287
2,400	MedAssets, Inc., Global Company Guaranteed Notes (Callable 11/15/14 @ 104.00)	(B-, B3)	11/15/18	8.000	2,622,000
1,842	Serena Software, Inc., Global Company Guaranteed Notes (Callable 03/15/13 @ 101.73)	(CCC+, Caa1)	03/15/16	10.375	1,888,050
600	SSI Co-Issuer LLC, Global Company Guaranteed Notes (Callable 06/01/14 @ 105.56)	(CCC+, Caa1)	06/01/18	11.125	675,000
1,600	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 11/15/13 @ 105.53)	(B, Caa1)	11/15/18	7.375	1,708,000
3,250	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	3,550,625
					19,033,837

Specialty Retail (3.9%)
500	Academy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ 106.94)‡	(CCC+, Caa1)	08/01/19	9.250	560,000
2,700	Brown Shoe Co., Inc., Global Company Guaranteed Notes (Callable 05/15/14 @ 105.34)	(B, B3)	05/15/19	7.125	2,835,000
2,050	Claire’s Stores, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 106.75)‡ §	(B, B2)	03/15/19	9.000	2,255,000
1,250	Ontex IV SA, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 103.25)€ ‡	(B, B1)	04/15/18	7.500	1,756,135
1,600	Tempur-Pedic International, Inc., Rule 144A, Global Company Guaranteed Notes (Callable 12/15/16 @ 103.44)‡	(B+, B3)	12/15/20	6.875	1,708,000
2,085	Toys R Us Property Co. I LLC, Global Company Guaranteed Notes (Callable 07/15/13 @ 105.38)	(B+, B3)	07/15/17	10.750	2,251,800
					11,365,935

Steel Producers/Products (0.4%)
1,150	JMC Steel Group, Rule 144A, Senior Notes (Callable 03/15/14 @ 106.19)‡	(B, B3)	03/15/18	8.250	1,230,500

Support-Services (5.2%)
1,000	BC Mountain Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/16 @ 105.25)‡	(NR, B3)	02/01/21	7.000	1,027,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Support-Services
$1,850	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, Ba3)	06/01/21	7.250	$2,030,375
500	Emdeon, Inc., Global Company Guaranteed Notes (Callable 12/31/15 @ 105.50)	(CCC+, Caa1)	12/31/19	11.000	577,500
1,000	Europcar Groupe SA, Rule 144A, Secured Notes€ ‡	(B-, Caa1)	05/15/17	11.500	1,473,050
1,475	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ 104.88)‡	(B, B2)	03/15/17	9.750	1,574,562
2,650	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 103.50)‡	(B+, B3)	09/01/22	7.000	2,908,375
625	RSC Holdings III LLC, Global Senior Unsecured Notes (Callable 02/01/16 @ 104.13)	(B+, B3)	02/01/21	8.250	714,062
1,800	Sabre, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 106.38)‡	(B, B1)	05/15/19	8.500	1,941,750
625	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ 103.31)	(B+, B1)	02/15/21	6.625	695,313
2,100	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 05/15/16 @ 103.69)	(B+, B3)	05/15/20	7.375	2,320,500
					15,262,987

Telecom - Integrated/Services (2.7%)
550	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes‡ ø ^ #	(NR, NR)	01/15/15	6.054	—
1,800	Intelsat Jackson Holdings SA, Global Company Guaranteed Notes (Callable 04/01/15 @ 103.63)	(B, B3)	04/01/19	7.250	1,939,500
1,250	Intelsat Jackson Holdings SA, Global Company Guaranteed Notes (Callable 04/01/16 @ 103.75)	(B, B3)	04/01/21	7.500	1,362,500
1,500	Intelsat Jackson Holdings SA, Rule 144A, Company Guaranteed Notes (Callable 12/15/17 @ 103.31)‡ §	(CCC+, Caa2)	12/15/22	6.625	1,530,000
2,750	Zayo Capital, Inc., Global Senior Secured Notes (Callable 07/01/15 @ 104.06)	(B, B1)	01/01/20	8.125	3,080,000
					7,912,000

Telecom - Wireless (1.2%)
800	GeoEye, Inc., Global Senior Secured Notes (Callable 10/01/13 @ 104.81)	(B, B1)	10/01/15	9.625	886,000
300	GeoEye, Inc., Secured Notes (Callable 10/01/13 @ 104.31)	(CCC, Caa1)	10/01/16	8.625	328,500
1,300	Telesat LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/14 @ 103.00)‡	(B-, B3)	05/15/17	6.000	1,371,500
750	Wind Acquisition Finance SA, Rule 144A, Secured Notes (Callable 07/15/13 @ 105.88)€ ‡	(B+, B3)	07/15/17	11.750	955,573
					3,541,573

Telecommunications Equipment (1.6%)
1,950	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ 103.50)‡ §	(B, B1)	04/01/19	7.000	1,872,000
2,490	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 104.75)‡	(BB-, B1)	12/01/16	9.500	2,689,200
					4,561,200

Textiles & Apparel (0.0%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes€ ‡ ø	(NR, NR)	11/15/25	9.875	1,044

Theaters & Entertainment (2.9%)
750	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/01/14 @ 104.38)	(B-, B2)	06/01/19	8.750	832,500
2,075	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ 104.88)	(CCC+, Caa1)	12/01/20	9.750	2,427,750
1,000	Regal Cinemas Corp., Global Company Guaranteed Notes (Callable 07/15/14 @ 104.31)	(B-, B2)	07/15/19	8.625	1,112,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Theaters & Entertainment
$2,500	Regal Entertainment Group, Company Guaranteed Notes (Callable 08/15/14 @ 104.56)§	(B-, B3)	08/15/18	9.125	$2,806,250
1,300	Wallace Theater Holdings, Inc., Rule 144A, Senior Secured Notes‡ #	(CCC, NR)	06/15/13	12.500	1,296,750
					8,475,750
Tobacco (0.7%)
1,850	Vector Group, Ltd., Global Company Guaranteed Notes (Callable 08/15/13 @ 101.83)	(NR, Ba3)	08/15/15	11.000	1,937,875

Transportation - Excluding Air/Rail (0.4%)
650	Navios Maritime Holdings Finance II US, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.06)	(B+, Caa1)	02/15/19	8.125	555,750
600	Ship Finance International, Ltd., Global Company Guaranteed Notes	(B+, B3)	12/15/13	8.500	604,275
					1,160,025
TOTAL CORPORATE BONDS (Cost $327,100,491)					336,410,802

BANK LOANS (12.6%)
Aerospace & Defense (0.8%)
776	Arinc, Inc.#	(B, Caa1)	10/25/15	6.210	767,134
1,500	LM U.S. Member LLC#	(CCC, Caa2)	10/26/20	9.500	1,533,750
					2,300,884

Auto Parts & Equipment (0.9%)
2,500	Veyance Technologies, Inc.#	(NR, NR)	07/31/15	5.959	2,484,375

Chemicals (0.7%)
1,985	Ascend Performance Materials Operations LLC#	(BB-, B1)	04/10/18	6.750	2,007,331

Diversified Capital Goods (0.5%)
1,492	Electrical Components International, Inc.#	(B+, B1)	02/04/17	6.750	1,496,116

Energy - Exploration & Production (0.8%)
1,750	Delek Benelux BV€ #	(NR, NR)	02/08/17	5.238	2,211,097

Environmental (0.2%)
706	EnviroSolutions Real Property Holdings, Inc.#	(CCC-, Caa1)	07/29/14	8.000	704,707

Gaming (0.6%)
2,000	CKX Entertainment, Inc.#	(B+, B1)	06/21/17	9.000	1,725,000

Investments & Misc. Financial Services (0.8%)
2,500	BNY ConvergEX Group LLC#	(CCC+, B3)	12/18/17	8.750	2,386,250

Leisure (1.7%)
921	Deluxe Entertainment Services Group, Inc.#	(B-, B2)	07/03/17	8.000	865,789
1,964	Legendary Pictures Funding LLC#	(NR, NR)	03/29/18	9.000	1,949,763
511	Technicolor SA#	(B, NR)	03/31/16	9.350	549,661
1,367	Technicolor SA#	(B, NR)	05/26/17	9.350	1,471,013
					4,836,226

Machinery (0.8%)
2,250	CPM Acquisition Corp.#	(B, Caa1)	03/01/18	10.250	2,278,125

Media - Diversified (0.5%)
863	Flint Group Holdings Sarl#	(NR, NR)	06/30/16	7.476	742,199
1,168	Flint Group Holdings Sarl#	(NR, NR)	12/31/16	7.476	829,030
					1,571,229

Printing & Publishing (0.7%)
1,356	Harland Clarke Holdings Corp.#	(B+, B1)	06/30/17	5.452	1,320,770

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Printing & Publishing
$4,189	Yell Group PLC#	(NR, NR)	07/31/14	4.459	$813,378
					2,134,148

Software/Services (3.3%)
1,177	AVG Technologies N.V.#	(B+, B1)	03/15/16	7.500	1,187,550
2,000	Decision Insight Information Group#	(B, B1)	01/04/17	7.000	2,000,630
2,500	Flexera Software LLC#	(CCC+, Caa2)	09/30/18	11.000	2,546,875
1,960	SafeNet, Inc.#	(B, B3)	04/12/15	6.202	1,954,685
40	SafeNet, Inc.#	(B-, Caa1)	04/12/15	6.202	39,485
2,000	Wall Street Systems Delaware, Inc.#	(NR, Caa2)	10/25/20	9.250	2,013,340
					9,742,565

Telecommunications Equipment (0.3%)
1,000	Mitel US Holdings, Inc.#	(CCC+, Caa1)	08/16/15	7.312	997,500
TOTAL BANK LOANS (Cost $36,599,299)					36,875,553

ASSET BACKED SECURITIES (2.8%)
Collateralized Debt Obligations (2.8%)
1,500	Carlyle Global Market Strategies, Rule 144A‡ #	(BBB, NR)	04/20/22	4.452	1,510,140
1,500	Commercial Industrial Finance Corp., Rule 144A‡ #	(BBB, NR)	01/19/23	3.402	1,438,096
2,000	Gale Force 1 CLO Ltd., Rule 144A‡ #	(A, Baa2)	11/15/17	2.160	1,918,954
750	Race Point VI CLO Ltd., Rule 144A‡ #	(BB, NR)	05/24/23	5.812	734,765
1,000	Shackleton I CLO Ltd., Rule 144A‡ #	(BB, NR)	08/14/23	6.802	1,008,392
1,500	WhiteHorse VI Ltd., Rule 144A‡ #	(BB-, NR)	02/03/25	5.575	1,406,250
TOTAL ASSET BACKED SECURITIES (Cost $7,148,804)					8,016,597

Number of Shares
PREFERRED STOCK (0.0%)
Building Materials (0.0%)
688	Dayton Superior Corp. (Cost $250,835) ^*	—

COMMON STOCKS (0.3%)
Building & Construction (0.2%)
22,800	Ashton Woods USA LLC, Class B^*	172,140
161,330	William Lyon Homes, Inc.*	306,527
		478,667

Building Materials (0.0%)
619	Dayton Superior Corp.^*	—
437	Nortek, Inc.*	31,529
		31,529

Chemicals (0.0%)
4,893	Huntsman Corp.	86,264

Forestry & Paper (0.0%)
145	Rock-Tenn Co., Class A	11,448

Gaming (0.0%)
55,100	Majestic Holdco LLC	110,200

Media - Broadcast (0.1%)
43,413	Cumulus Media, Inc., Class A*§	141,092

Printing & Publishing (0.0%)
1,322	SuperMedia, Inc.*§	4,944

TOTAL COMMON STOCKS (Cost $1,986,251)		864,144

Number of Shares		Value
WARRANTS (0.0%)
Building Materials (0.0%)
1,152	Nortek, Inc., strike price $1.00, expires 12/07/14*	$25,344

Printing & Publishing (0.0%)
5,735	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14^*	—

TOTAL WARRANTS (Cost $1,152)		25,344

SHORT-TERM INVESTMENTS (5.2%)
10,210,243	State Street Navigator Prime Portfolio, 0.24%§§	10,210,243

Par (000)		Maturity	Rate%

$5,057	State Street Bank and Trust Co. Euro Time Deposit	02/01/13	0.010	5,057,000

TOTAL SHORT-TERM INVESTMENTS (Cost $15,267,243)				15,267,243

TOTAL INVESTMENTS AT VALUE (136.2%) (Cost $388,354,075)				397,459,683

LIABILITIES IN EXCESS OF OTHER ASSETS (-36.2%)				(105,550,800)

NET ASSETS (100.0%)				$291,908,883

INVESTMENT ABBREVIATION

  NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities amounted to a value of $179,099,192 or 61.4% of net assets.

€	This security is denominated in Euro.
£	This security is denominated in British Pound.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2013.
+	Step Bond — The interest rate is as of January 31, 2013 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2013.

At January 31, 2013, Open Forward Foreign Currency Contract was as follows:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparties	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
USD	2,742,114	GBP	1,715,000	04/18/13	Morgan Stanley	$(2,742,114)	$(2,717,975)	$24,139

Currency Abbreviations:

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. At January 31, 2013, the Fund held 0.06% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Trustees with an aggregate cost of $3,041,641 and fair value of $172,340. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$336,410,602	$200	$336,410,802
Asset Backed Securities	—	8,016,597	—	8,016,597
Bank Loans	—	36,875,553	—	36,875,553
Common Stocks	275,277	416,727	172,140	864,144
Preferred Stock	—	—	—	—
Warrants	25,344	—	—	25,344
Short-Term Investments	10,210,243	5,057,000	—	15,267,243
Other Financial Instruments *
Forward Foreign Currency Contract	—	24,139	—	24,139
	$10,510,864	$386,800,618	$172,340	$397,483,822

* Other financial instruments include forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2013 in which significant unobservable inputs (Level 3) were used in determining value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate Bonds	Common Stocks	Warrants	Total
Balance as of October 31, 2012	$199	$0	$0	$199
Accrued discounts/premiums	—	—	—	—
Purchases	—	—	—	—
Sales	—	—	—	—
Realized Gain/(Loss)	—	—	—	—
Change in Unrealized Appreciation/(Depreciation)	1	172,140	—	172,141
Transfers Into Level 3	—	—	—	—
Transfers Out of Level 3	—	—	—	—
Balance as of January 31, 2013	$200	$172,140	$—	$172,340

Net change in unrealized Appreication/(Depreciation) from investments still held as of January 31, 2013	$1	$172,140	$0	$172,141

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3.

Federal Income Tax Cost — At January 31, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$388,354,075
Unrealized appreciation	$22,678,101
Unrealized depreciation	(13,572,493)
Net unrealized appreciation (depreciation)	$9,105,608

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:               Controls and Procedures

(a)          As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:               Exhibits

1.          The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 27, 2013

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	March 27, 2013